Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	$ 257,598	$ 65,565
Current	83,374	65,565
Non-current	174,224
Total bank Borrowings	257,598	65,565
United States Dollars [Member] | Unsecured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings		15,000
United States Dollars [Member] | Secured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	44,204
Singapore Dollars [Member] | Secured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	163,301
Hong Kong Dollars [Member] | Secured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	50,069	50,565
British Pound [Member] | Unsecured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	$ 24